UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
  This Amendment (Check only one):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winton Capital Management Limited
Address: 1-5 St. Mary Abbot's Place
         London W8 6LS
         United Kingdom

Form 13F File Number: 28-13467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Andrew Bastow
Title:  General Counsel
Phone:  00-44-207-610-5350

Signature, Place, and Date of Signing:

/s/ Andrew Bastow     London, United Kingdom     April 1, 2011
-----------------     ----------------------     -------------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: 11,745 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                  FORM 13F INFORMATION TABLE
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



Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ANALOG DEVICES INC            COM              032654105    1,092     39,600  SH                                39,600
APACHE CORP                   COM              037411105      441      4,800  SH                                 4,800
CISCO SYS INC                 COM              17275R102    1,368     58,100  SH                                58,100
COMPUWARE CORP                COM              205638109      125     17,000  SH                                17,000
CONOCOPHILLIPS                COM              20825C104      474     10,500  SH                                10,500
CSX CORP                      COM              126408103      280      6,700  SH                                 6,700
CVS CAREMARK CORPORATION      COM              126650100      440     12,300  SH                                12,300
DONNELLEY R R & SONS CO       COM              257867101      289     13,600  SH                                13,600
EXXON MOBIL CORP              COM              30231G102    3,684     53,700  SH                                53,700
GILEAD SCIENCES INC           COM              375558103      423      9,100  SH                                 9,100
KING PHARMACEUTICALS INC      COM              495582108      125     11,600  SH                                11,600
LORILLARD INC                 COM              544147101      233      3,142  SH                                 3,142
MICROCHIP TECHNOLOGY INC      COM              595017104      514     19,400  SH                                19,400
NOKIA CORP                    SPONSORED ADR    654902204      617     42,200  SH                                42,200
ORACLE CORP                   COM              68389X105      502     24,100  SH                                24,100
PFIZER INC                    COM              717081103      204     12,300  SH                                12,300
UNITEDHEALTH GROUP INC        COM              91324P102      669     26,700  SH                                26,700
WAL MART STORES INC           COM              931142103      265      5,400  SH                                 5,400

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